Basis of presentation - Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Asanko Gold South Africa (PTY) Ltd. [Member]
Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko International (Barbados) Inc. [Member]
Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold (Barbados) Inc. [Member]
Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold Exploration Ghana Limited [Member]
Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	45.00%
Adansi Gold Company Ghana Limited [Member]
Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	50.00%